Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Segment BusinessUnit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of geographical areas [line items]
Number of business segments | Segment	1
Number of business units | BusinessUnit	1
Switzerland
Disclosure of geographical areas [line items]
Non-current non-financial assets	$ 26,331	$ 23,601	$ 1,188
Canada
Disclosure of geographical areas [line items]
Non-current non-financial assets	0	0	21,758
United States
Disclosure of geographical areas [line items]
Non-current non-financial assets	$ 0	$ 2,788	$ 0